Fair Value - Reconciliation of the Level 3 Inputs for Financial Instruments Measured on a Recurring Basis (Details) - Recurring basis - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	$ (346)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	790	$ 769
Total Gains (Losses)
Included in other comprehensive income	6	21
Purchases, sales, issuances and settlements, other, net	(33)
Ending balance	417	790
Fair Value Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(226)	(226)
Total Gains (Losses)
Purchases, sales, issuances and settlements, other, net	0
Ending Balance	$ (226)	$ (226)